March 1, 2017	ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM	Jimena Acuña Smith T +1 415 315 2306 jimena.smith@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attention:  Anu Dubey

Re:	Pax World Funds Series Trust III (File Nos. 333-194601, 811-22935) (the “Registrant”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Registrant is Post-Effective Amendment No. 6 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 7 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the Registrant’s annual update to its Registration Statement. The Trust expects to file an amendment pursuant to Rule 485(b) under the Securities Act on or prior to the effective date of the Amendment in order to include updated financial information.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at 415-315-2306.

Sincerely,

/s/ Jimena Acuña Smith

Jimena Acuña Smith

Enclosure

cc:	Joseph F. Keefe, Esq.
Brian D. McCabe, Esq